Label	Element	Value
Aggressive Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Growth Portfolio May 31, 2022 PORTFOLIO SUMMARY Class A — PAGDX | Class C — PAGHX | Class I — PAGRX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long- term appreciation in the value of its shares.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you would pay if you buy, hold and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated — Sales Charge Reductions and Waivers” on page 74 of the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” on page 55 of the Portfolio’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4.30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.30%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, a CDSC of 1.00% applies to shares that are redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated — Sales Charge Reductions and Waivers” on page 74 of the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” on page 55 of the Portfolio’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, natural resources, energy, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole. The Portfolio may invest in shares of companies of any market capitalization, including small-, mid- and large-capitalization companies, and expects to hold stocks of issuers from at least twelve different industry groups.
The Portfolio expects to remain fully invested in stock market investments at all times, apart from incidental amounts of cash, cash equivalents or other high quality, short-term investments. Accordingly, the success of the Portfolio’s investment policy does not depend on short-term, market-timing decisions by the Portfolio’s investment adviser.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio include:

•
Aggressive growth stocks risk — aggressive growth stock investments are subject to greater market risk of price declines, especially during periods where the prices of U.S. or foreign stock market investments in general are declining.

•	Market risk — prices of the securities held by the Portfolio will fluctuate, sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Securities may decline in value due to factors affecting individual issuers, securities markets generally or particular industries or sectors within the securities markets.

•
Impact of the coronavirus pandemic — an outbreak of respiratory disease caused by a coronavirus (“COVID-19”) has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. The ongoing impact of COVID-19 and its subsequent variants have been rapidly evolving, and have resulted in a general decline in global economic activity, as well as a negative effect on the investment performance of individual countries, asset classes, industries and sectors in significant and unforeseen ways. While in the process of gradually reversing, these circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. Until recently, these actions resulted in very low interest rates and a rapid and significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption caused by COVID-19, may not be known for some time. Lately, rising inflation and interest rates have resulted from these mitigation measures and actions, and may rise further. The ultimate consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

•
Capitalization risk — to the extent the Portfolio emphasizes stocks of small-, mid- or large-companies, it takes on the associated risks. Investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust or during market or sector downturns. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to market changes and opportunities.

•
Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price.

•
Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; revolutions, wars or diplomatic developments; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) markets may involve higher levels of each of these risks.

•	Security selection risk — securities selected for the Portfolio may perform differently than expected.
•
Warrant risk — warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

•
Inflation risk — the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and average annual total return table provide an indication of the risks of investing in the Portfolio by showing yearly changes in the performance of the Portfolio’s Class I shares over the last ten calendar years and by showing how the average annual total returns of the Portfolio’s Class I, Class A and Class C shares for various periods compare with two broad-based market indexes. The indexes, which are described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus, have characteristics relevant to the Portfolio’s investment strategies. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531‑5142.
The bar chart shows the returns for the Portfolio’s Class I shares. The returns for the Portfolio’s Class A and Class C shares would have been lower than Class I shares’ returns shown in the bar chart because the expenses of those share classes are higher. The average annual total return table shows the Portfolio’s average annual total returns for its Class I, Class A and Class C shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total return table provide an indication of the risks of investing in the Portfolio by showing yearly changes in the performance of the Portfolio’s Class I shares over the last ten calendar years and by showing how the average annual total returns of the Portfolio’s Class I, Class A and Class C shares for various periods compare with two broad-based market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531‑5142
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Aggressive Growth Portfolio Annual Total Returns Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date return through the calendar quarter ended March 31, 2022 was -6.74%.
Highest/lowest quarterly return during the period shown:

Highest Quarter	Lowest Quarter

2nd Quarter 2020 37.02%	1st Quarter 2020 -24.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after‑tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after‑tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after‑tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after‑tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Aggressive Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	$ 642
3 Years	rr_ExpenseExampleYear03	941
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	$ 2,168
1 Year	rr_AverageAnnualReturnYear01	18.27%
5 Years	rr_AverageAnnualReturnYear05	17.00%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	16.84%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Aggressive Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.21%
1 Year	rr_ExpenseExampleYear01	$ 330
3 Years	rr_ExpenseExampleYear03	699
5 Years	rr_ExpenseExampleYear05	1,197
10 Years	rr_ExpenseExampleYear10	2,566
1 Year	rr_ExpenseExampleNoRedemptionYear01	227
3 Years	rr_ExpenseExampleNoRedemptionYear03	699
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,566
1 Year	rr_AverageAnnualReturnYear01	22.58%
5 Years	rr_AverageAnnualReturnYear05	17.32%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	17.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Aggressive Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sales proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	$ 1,475
2012	rr_AnnualReturn2012	20.67%
2013	rr_AnnualReturn2013	42.86%
2014	rr_AnnualReturn2014	6.54%
2015	rr_AnnualReturn2015	(11.37%)
2016	rr_AnnualReturn2016	13.30%
2017	rr_AnnualReturn2017	21.21%
2018	rr_AnnualReturn2018	(12.42%)
2019	rr_AnnualReturn2019	27.80%
2020	rr_AnnualReturn2020	37.99%
2021	rr_AnnualReturn2021	24.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
1 Year	rr_AverageAnnualReturnYear01	24.81%
5 Years	rr_AverageAnnualReturnYear05	18.50%
10 Years	rr_AverageAnnualReturnYear10	15.73%
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990
Aggressive Growth Portfolio | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.05%
5 Years	rr_AverageAnnualReturnYear05	15.70%
10 Years	rr_AverageAnnualReturnYear10	13.63%
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990
Aggressive Growth Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.17%
5 Years	rr_AverageAnnualReturnYear05	14.16%
10 Years	rr_AverageAnnualReturnYear10	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.60%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990
Aggressive Growth Portfolio | Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.95%
5 Years	rr_AverageAnnualReturnYear05	15.51%
10 Years	rr_AverageAnnualReturnYear10	14.21%
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990
Aggressive Growth Portfolio | S&P 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1990

[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, a CDSC of 1.00% applies to shares that are redeemed within one year of purchase.
[2]	Inception date for Class I shares was January 2, 1990. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.